Borrowings and debt (Details 5) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	$ 24,053	$ 25,967
Short-term	1,244	1,145
Long-term	17,555	18,769
Lease liabilities included in the consolidated statement of financial position	18,799	19,914
2021
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	2,058	2,005
After 1 year but within 5 years
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	10,641	10,470
After 5 years but within 10 years
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	$ 11,354	$ 13,492